Work in Progress, Net - Summary of Unbilled Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	S/ 49,457	S/ 28,538
Non-current, Work in Progress, net	23,117	32,212
Total	72,574	60,750
Unbilled receivable concessions in progress [member]
Disclosure Of Unbilled Work In Progress [Line items]
Non-current, Work in Progress, net	23,117	32,212
Total	23,117	32,212
Work in Progress [Member]
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	49,457	28,538
Total	S/ 49,457	S/ 28,538